Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Empower Real Estate Index Fund - Institutional Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Empower Real Estate Index Fund (Institutional Class/MXSFX)
Average Annual Return, Percent	3.52%	6.31%	4.50%
Empower Real Estate Index Fund - Investor Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Empower Real Estate Index Fund (Investor Class/MXREX)
Average Annual Return, Percent	3.16%	5.95%	4.13%
Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000® Index
Average Annual Return, Percent	17.15%	13.15%	14.29%
Dow Jones U.S. Select REIT Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dow Jones U.S. Select REIT Index
Average Annual Return, Percent	3.67%	6.65%	4.81%